United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and Address of Issuer:
Enterprise Group of Funds, Inc.
3343 Peachtree Road N.E. Ste 450
Atlanta, GA  30326

2. The name of each series or class of securities for which this form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
    The Enterprise Group of Funds, Inc.

3. Investment Company Act File Number:  2-28097
   Securities Act File Number:  910-8739

4(a). Last day of fiscal year for which this form is filed:
      December 31, 1997

 (b)  Check box if this form is being filed late: N/A

 (c) Check box if this is the last time the issuer will be filing this form: N/A

5.  Calculation of registration fee:

    (i) Aggregate sales price of securities sold during the fiscal year
        pursuant to section 24(f):                      $ 1,061,917,339

    (ii) Aggregate price of securities redeemed or repurchased during the
         fiscal year:                                    $ 489,392,134

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
          to the Commission:                                   $ 0

    (iv)  Total available redemption credits:            -$ 489,392,134

    (v)   Net sales:                                     $ 572,525,205

    (vi)  Redemption credits available for use in future years:  $ 0

    (vii) Multiplier for determining registration fees:        x .000295

    (viii) Registration fee due:                          = $ 168,894.94

 6. Prepaid shares:
    If the response to 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933